Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 19,102	$ 14,959	$ 16,009	$ 21,597	$ 12,773	$ 12,384	$ 10,776	$ 10,309	$ 9,122	$ 9,425	$ 18,976
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	19,092	14,951	16,125	21,909	13,054	12,748	11,178	10,775	9,609	10,000	$ 18,966
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	19,818	15,562	16,696	22,576	13,384	13,005	11,344	10,880	9,655	10,000	$ 19,636
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	20,882	16,298	17,367	23,348	13,756	13,290	11,518	10,993	9,701	10,000	$ 20,820
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	20,727	16,200	17,289	23,262	13,721	13,272	11,518	10,993	9,701	10,000	$ 20,644
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,085	22,146	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Putnam Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Sustainable Future Linked Benchmark
Accumulated Value	22,634	18,753	18,458	22,167	14,397	14,364	12,210	11,654	9,932	10,000	$ 25,724
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
Putnam Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Sustainable Future Linked Benchmark
Accumulated Value	22,634	18,753	18,458	22,167	14,397	14,364	12,210	11,654	9,932	10,000	$ 25,724
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
Putnam Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Sustainable Future Linked Benchmark
Accumulated Value	22,634	18,753	18,458	22,167	14,397	14,364	12,210	11,654	9,932	10,000	$ 25,724
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
Putnam Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Sustainable Future Linked Benchmark
Accumulated Value	22,634	18,753	18,458	22,167	14,397	14,364	12,210	11,654	9,932	10,000	$ 25,724
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	24,058	19,932	19,619	23,561	15,302	15,268	12,978	11,105	9,587	10,000	$ 27,342
Putnam Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Sustainable Future Linked Benchmark
Accumulated Value	22,634	18,753	18,458	22,167	14,397	14,364	12,210	11,654	9,932	10,000	$ 25,724
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 24,058	$ 19,932	$ 19,619	$ 23,561	$ 15,302	$ 15,268	$ 12,978	$ 11,105	$ 9,587	$ 10,000	$ 27,342